Warrants (Tables)	6 Months Ended
Jan. 31, 2026
Warrants [Abstract]
Schedule of Information Relating to Outstanding and Exercisable Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of January 31, 2026:

	Six months ended January 31, 2026
	Number	Weighted average exercise price
Outstanding and exercisable at beginning of the period	137,086	$21.60
Issued during the period	9,000,000	4.89
Exercised during the period	-	-
Outstanding and exercisable at end of the period	9,137,086	$5.14

Schedule of Warrants Outstanding and Warrants Exercisable
	Warrants Outstanding			Warrants Exercisable
	Number of Shares	Weighted Average Remaining Contractual life(in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Restricted warrants	137,086	4.51	21.60	137,086	21.60
Other warrants	9,000,000	4.69	4.89	9,000,000	4.89